Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
NOTE 9: INCOME TAXES

The significant components of income tax provision (benefit) by taxing jurisdiction were as follows:

	PG&E Corporation			Utility
	Year Ended December 31,
(in millions)	2012	2011	2010	2012	2011	2010
Current:
Federal	$(74)	$(77)	$(12)	$(52)	$(83)	$(54)
State	33	152	130	41	161	134
Deferred:
Federal	374	504	525	404	534	589
State	(92)	(135)	(91)	(91)	(128)	(90)
Tax credits	(4)	(4)	(5)	(4)	(4)	(5)
Income tax provision	$237	$440	$547	$298	$480	$574

The following table describes net deferred income tax liabilities:

	PG&E Corporation		Utility
	Year Ended December 31,
(in millions)	2012	2011	2012	2011
Deferred income tax assets:
Customer advances for construction	$101	$108	$101	$108
Reserve for damages	175	243	175	243
Environmental reserve	97	157	97	157
Compensation	229	310	179	258
Net operating loss carry forward	938	728	736	567
Other	264	217	255	180
Total deferred income tax assets	$1,804	$1,763	$1,543	$1,513
Deferred income tax liabilities:
Regulatory balancing accounts	$256	$643	$256	$643
Property related basis differences	7,449	6,544	7,447	6,536
Income tax regulatory asset	663	588	663	588
Other	173	192	99	105
Total deferred income tax liabilities	$8,541	$7,967	$8,465	$7,872
Total net deferred income tax liabilities	$6,737	$6,204	$6,922	$6,359
Classification of net deferred income tax liabilities:
Included in current liabilities (assets)	$(11)	$196	$(17)	$199
Included in noncurrent liabilities	6,748	6,008	6,939	6,160
Total net deferred income tax liabilities	$6,737	$6,204	$6,922	$6,359

The following table reconciles income tax expense at the federal statutory rate to the income tax provision:

	PG&E Corporation			Utility
	Year Ended December 31,
	2012	2011	2010	2012	2011	2010
Federal statutory income tax rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increase (decrease) in income
tax rate resulting from:
State income tax (net of
federal benefit)	(3.9)	1.1	0.7	(3.0)	1.6	1.0
Effect of regulatory treatment
of fixed asset differences	(4.1)	(4.4)	(3.1)	(3.9)	(4.2)	(3.0)
Tax credits	(0.6)	(0.5)	(0.4)	(0.6)	(0.5)	(0.4)
Benefit of loss carryback	(0.7)	(1.9)	-	(0.4)	(2.1)	-
Non deductible penalties	0.6	6.5	0.2	0.5	6.3	0.2
Other, net	(3.8)	(1.5)	0.8	(0.8)	0.1	1.1
Effective tax rate	22.5%	34.3%	33.2%	26.8%	36.2%	33.9%

Unrecognized tax benefits

The following table reconciles the changes in unrecognized tax benefits:

	PG&E Corporation			Utility
	2012	2011	2010	2012	2011	2010
(in millions)
Balance at beginning of year	$506	$714	$673	$503	$712	$652
Additions for tax position taken
during a prior year	32	2	27	26	2	27
Reductions for tax position
taken during a prior year	(13)	(198)	(20)	(10)	(196)	-
Additions for tax position
taken during the current year	67	3	89	67	-	87
Settlements	(11)	(15)	(55)	(11)	(15)	(54)
Balance at end of year	$581	$506	$714	$575	$503	$712

The component of unrecognized tax benefits that, if recognized, would affect the effective tax rate at December 31, 2012 for PG&E Corporation and the Utility was $18 million, with the remaining balance representing the potential deferral of taxes to later years.

PG&E Corporation and the Utility recognize accrued interest related to unrecognized tax benefits as income tax expense in the Consolidated Statements of Income.  Interest income and interest expense for the years ended December 31, 2012, December 31, 2011, and December 31, 2010 were immaterial.

As of December 31, 2012 and December 31, 2011, PG&E Corporation and the Utility had receivables for accrued interest income.  The amounts of these receivables were immaterial.

The Internal Revenue Service (“IRS”) is working with the utility industry to finalize guidance on what is a repair deduction for tax purposes for the natural gas transmission, natural gas distribution, and electric generation businesses.  PG&E Corporation and the Utility expect the IRS to release this guidance in the first half of 2013.  PG&E Corporation and the Utility expect the unrecognized tax benefits may change significantly within the next 12 months.

The IRS is auditing a 2008 accounting method change of the Utility to accelerate the amount of deductible repairs.  The audit is expected to be completed in 2013.  The resolution of the audit could result in a significant change in unrecognized tax benefit.  However, PG&E Corporation and the Utility cannot estimate the change of unrecognized tax benefits related to the items discussed above.

Tax settlements and years that remain subject to examination

In 2008, PG&E Corporation began participating in the Compliance Assurance Process (“CAP”), a real-time IRS audit intended to expedite resolution of tax matters.  The CAP audit culminates with a letter from the IRS indicating its acceptance of the return.  The IRS partially accepted the 2008 return, withholding two matters for further review.  In December 2010, the IRS accepted the 2009 tax return without change.  In September 2011, the IRS partially accepted the 2010 return, withholding two matters for further review.  In September 2012, the IRS partially accepted the 2011 return, withholding several matters for future review.

The most significant of the matters withheld for further review in each of these years relates to a tax accounting method change of the Utility related to repairs.  The IRS has not completed its review of these claims.

Loss carry forwards

As of December 31, 2012, PG&E Corporation had approximately $2.1 billion of federal net operating loss carry forwards and $12 million of tax credit carry forwards, which will expire between 2029 and 2032.  In addition, PG&E Corporation had approximately $128 million of loss carry forwards related to charitable contributions, which will expire between 2013 and 2017.  PG&E Corporation believes it is more likely than not the tax benefits associated with the federal operating loss, charitable contributions, and tax credits can be realized within the carry forward periods, therefore no valuation allowance was recognized as of December 31, 2012.  As of December 31, 2012, PG&E Corporation had approximately $19 million of federal net operating loss carry forwards related to the tax benefit on employee stock plans that would be recorded in additional paid-in capital when used.